UNITED STATES
                                             SECURITIES AND EXCHANGE COMMISSION
                                             Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type


1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Target 2010 Fund







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $2,519,479.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:               $7,975,350.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $21,988,786.46
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $29,964,136.46

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($27,444,657.46)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                              N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Target 2011 Fund







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $25,737,489.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:              $16,764,540.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $33,816,643.62
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $50,581,183.62

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($24,843,694.62)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00

9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                              N/A



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Target 2012 Fund (f/k/a/ Scudder Retirement Fund Series III)







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $15,664,635.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:              $24,869,509.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $13,776,412.13
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $38,645,921.13

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($22,981,286.13)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                     N/A



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Retirement Fund Series IV







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $3,116,987.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:              $11,432,045.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $27,970,061.69
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $39,402,106.69

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($36,285,119.69)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092

(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Retirement Fund Series V







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $3,968,585.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:              $11,834,703.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $21,252,907.77
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $33,087,610.77

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($29,119,025.77)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                     N/A



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Retirement Fund Series VI







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $1,934,107.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:               $6,340,808.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $12,564,367.57
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $18,905,175.57

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             ($16,971,068.57)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund)
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Retirement Fund Series VII







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $1,295,665.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                $4,878,211.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                $6,871,849.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $11,750,060.00

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($10,454,395.00)
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Target Fund (f/k/a Scudder Target Equity Fund
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Worldwide 2004 Fund







3       Investment Company Act File Number:                                                       811-5896



        Securities Act File Number:                                                               33-30876



4(a).   Last day of fiscal year for which this Form is filed:                                     July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /___/
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $678,643.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:               $2,226,576.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal               $8,118,441.57
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $10,345,017.57

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                    $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($9,666,374.57)
------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                                      N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson                   Date  10/25/02
                           -------------------------                  ----------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.